ALSTON&BIRD LLP

The Atlantic Building

950 F. Street, N.W.

Washington, DC 20004-2601

202-239-3300

Fax: 202-239-3333

www.alston.com

David J. Baum	Direct Dial: 202-239-3346	E-mail: david.baum@alston.com

September 30, 2011

VIA

EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-2521

Re:

Northern Lights Fund Trust II (File Nos. 333-174926; 811-22549):  Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A –Innealta Capital Sector Rotation Fund and Innealta Country Rotation Fund

Ladies and Gentlemen:

On behalf of Northern Lights Fund Trust II (the “Trust”), accompanying this letter for filing under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Rule 485(a)(2) thereunder, is a copy of Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A (‘Post-Effective Amendement No. 7”).  Post-Effective Amendment No. 7 is being filed for the purpose of adding the Innealta Capital Sector Rotation Fund and Innealta Country Rotation Fund as new series of the Trust.

Please call me at (202) 239-3346 if you have any questions or comments regarding this filing.

Sincerely,

/s/  David J. Baum

David J. Baum

Attachment